Construction in Progress	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Construction in Progress
16	CONSTRUCTION IN PROGRESS

	2020	2019
	Million	Million
As of January 1	67,978	72,180
Additions	176,422	163,312
Transferred to property, plant and equipment	(172,749)	(167,514)

As of December 31	71,651	67,978

Construction in progress primarily comprises expenditure incurred on the network expansion projects but not yet completed.